Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of the estimated amortization expense
Year ended December 31, 2012	$ 99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561
Total	$ 476,880